Financial Instruments - Summary of Derivative Financial Instruments into Relevant Maturity Groupings (Details) - Derivative Financial Instruments - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 3,866	$ 3,455
Exchange Forward And Option Contracts
Disclosure Of Financial Instruments [Line Items]
Nominal value	3,866	3,455
Exchange Forward And Option Contracts | Not later than one month [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,814	1,304
Exchange Forward And Option Contracts | Later than one month and not later than three months [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	1,947	1,914
Exchange Forward And Option Contracts | Later than three months and not later than one year [member]
Disclosure Of Financial Instruments [Line Items]
Nominal value	$ 105	$ 237